Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,800,000
Previously Paid Amount	0.00
Total Fee Amount	1,959.68
Total Offset Amount	0.00
Net Fee	1,959.68
Narrative - Max Aggregate Offering Price	$ 12,800,000
Final Prospectus	true